Asbestos - Additional Information (Detail)	12 Months Ended								0 Months Ended		12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2015 AUD	Mar. 31, 2013 USD ($)	Mar. 31, 2013 AUD	Jul. 02, 2012 USD ($)	Jul. 02, 2012 AUD	Apr. 02, 2012 USD ($)	Apr. 02, 2012 AUD	Jul. 01, 2014 AICF Funding [Member] USD ($)	Jul. 01, 2014 AICF Funding [Member] AUD	Mar. 31, 2015 AICF Funding [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Discounted (but inflated) central estimate lower range value	$ 1,200,000,000	1,500,000,000
Discounted (but inflated) central estimate high range value	2,700,000,000	3,600,000,000
Undiscounted (but inflated) central estimate lower range value	1,400,000,000	1,900,000,000
Undiscounted (but inflated) central estimate high range value	3,800,000,000	4,900,000,000
Potential increase in discounted central estimate	26.00%	26.00%
Debt Instrument Periodic payment									113,000,000	119,900,000
Net cash provided by operating activities									322,800,000
Maximum percentage of Free Cash Flow contributed to AICF	35.00%	35.00%							35.00%	35.00%
Debt covenant description in credit facility agreement	At 31 March 2015, the Company was in compliance with all restrictive debt covenants contained in its credit facility agreements. Under the most restrictive of these covenants, the Company (i) must not exceed a maximum of net debt to earnings before interest, tax, depreciation and amortization, excluding all income, expense and other profit and loss statement impacts of AICF, The Former James Hardie Companies and Marlew Mining Pty Limited (“Marlew”) and excluding assets, liabilities and other balance sheet items of AICF, the Former James Hardie Companies and Marlew, (ii) must meet or exceed a minimum ratio of earnings before interest and taxes to net interest charges, excluding all income, expense and other profit and loss statement impacts of AICF, the Former James Hardie Companies and Marlew, and (iii) must ensure that no more than 35% of Free Cash Flow (as defined in the AFFA), in any given financial year (“Annual Cash Flow Cap”) is contributed to AICF on the payment dates under the AFFA in the next following financial year. The Annual Cash Flow Cap does not apply to payments of interest, if any, to AICF and is consistent with contractual obligations of James Hardie 117 Pty Ltd (the “Performing Subsidiary”) and the Company under the AFFA.	At 31 March 2015, the Company was in compliance with all restrictive debt covenants contained in its credit facility agreements. Under the most restrictive of these covenants, the Company (i) must not exceed a maximum of net debt to earnings before interest, tax, depreciation and amortization, excluding all income, expense and other profit and loss statement impacts of AICF, The Former James Hardie Companies and Marlew Mining Pty Limited (“Marlew”) and excluding assets, liabilities and other balance sheet items of AICF, the Former James Hardie Companies and Marlew, (ii) must meet or exceed a minimum ratio of earnings before interest and taxes to net interest charges, excluding all income, expense and other profit and loss statement impacts of AICF, the Former James Hardie Companies and Marlew, and (iii) must ensure that no more than 35% of Free Cash Flow (as defined in the AFFA), in any given financial year (“Annual Cash Flow Cap”) is contributed to AICF on the payment dates under the AFFA in the next following financial year. The Annual Cash Flow Cap does not apply to payments of interest, if any, to AICF and is consistent with contractual obligations of James Hardie 117 Pty Ltd (the “Performing Subsidiary”) and the Company under the AFFA.									On 1 July 2014, the Company made a payment of A$119.9 million (US$113.0 million) to AICF, representing 35% of its free cash flow for fiscal year 2014. For the 1 July 2014 payment, free cash flow, as defined in the AFFA, was equivalent to the Company's fiscal year 2014 operating cash flows of US$322.8 million.
Contribution to AICF			184,100,000	177,500,000	45,400,000	45,200,000	138,700,000	132,300,000
Secured standby loan facility maximum borrowing capacity	$ 244,300,000	320,000,000
Secured standby loan Facility maturity date	Nov. 01, 2030	Nov. 01, 2030
Rate of interest of Benchmark Bonds	6.00%	6.00%
Maturity date of Benchmark Bonds	May 01, 2020	May 01, 2020